CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized gain (losses) on derivatives, tax	$ 5,542	$ (6,138)	$ 10,029
Realized (gains) losses on derivatives in net income, tax	230	8,815	(14,098)
Unrealized holding gains (losses) on available-for-sale securities, tax	0	648	(106)
Change in pension and postretirement benefit plan liability, tax	11,128	(10,278)	15,781
Other comprehensive income (loss) on investments in unconsolidated affiliates, tax	$ 270	$ 293	$ 0